Finance Income (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Finance Income [Abstract]
Summary of Finance Income

Finance income is as follows:

	For the years ended December 31,
	2025	2024	2023
	(EUR thousand)
Interest income from bank deposits	869	1,723	792
Income from financial discounts	12	57	18
Gain on the sale of financial assets - investments FVTPL	26	—	—
Interest income rent to buy	161	—	—
Other financial income	28	55	180
Foreign currency exchange rate gains - Net	—	9,484	—
Derivatives fair value gain	11,605	1,487	5,703
Other fair value adjustments	270	689	70
Total finance income	12,971	13,495	6,763